Annual Total Returns (Bar Chart) (Invesco V.I. S&P 500 Index Fund, Series I shares, Invesco V.I. S&P 500 Index Fund)	12 Months Ended
May 02, 2011
Invesco V.I. S&P 500 Index Fund | Series I shares, Invesco V.I. S&P 500 Index Fund
Annual Total Returns
'01	(12.23%)
'02	(22.48%)
'03	27.85%
'04	10.59%
'05	4.64%
'06	15.56%
'07	5.23%
'08	(37.07%)
'09	26.34%
'10	14.87%